Components of Inventory (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Inventory [Line Items]
Equipment inventory	$ 8,047	$ 6,164
Oil and natural gas product	3,175	3,793
Inventory valuation allowance	(712)	(1,316)
Inventories	$ 10,510	$ 8,641